Commitments	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Commitments

6. Commitments

6.1. Operating contracts or services

The Group enters into contracts in the normal course of business with CROs and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services. These contracts can usually be terminated with 30 to 180 days’ notice. In addition to this minimum duration, these contracts require full payment for services already rendered.

During 2022, the Group did not have any commitments to purchase property, plant and equipment or patents and trademarks (respectively nil in 2021).

6.2. Lease obligations

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases in 2022	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	380,518	11,142	369,376
After one year but not more than five years	999,482	12,175	987,307
More than five years	—	—	—
Total	1,380,000	23,317	1,356,683

Maturity analysis for all lease obligations in 2022	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	386,779	6,261	—	380,518
After one year but not more than five years	1,004,444	4,962	—	999,482
More than five years	—	—	—	—
Total	1,391,223	11,223	—	1,380,000

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2022, 1 Euro = 1.0666 U.S. dollar.

The Group applies the ‘lease of low-value assets’ recognition exemptions. The Group also applied the ‘short-term lease’ exemption for leases with a maturity of less than 12 months.

Maturity analysis for all lease obligations in 2021	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	389,520	6,261	—	383,259
After one year but not more than five years	1,005,938	11,223	—	994,716
More than five years	101,280	—	—	101,280
Total	1,496,738	17,484	—	1,479,254

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2021, 1 Euro = 1.1326 U.S. dollar.